CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (3,675,167)	$ (4,784,529)	$ (16,287,405)	$ (12,642,065)
Adjustments to reconcile net loss to net cash used in operating activities
Equity securities compensation expense	351,091	175,104	1,376,617	634,012
Depreciation and amortization	656,743	1,231,314	4,082,936	4,423,760
Amortization of licensed content	37,581	37,581	150,324	75,162
Deferred income tax	(37,811)	(75,438)	(353,085)	(369,707)
Loss on investment in unconsolidated entities	2,994	4,191	(67,675)	14,371
Loss on investment write-off			47,675	0
Provision for bad debt expense	0	144,877	163,076	52,429
Change in fair value of warrant liabilities	25,405	0	(647,302)	0
Change in fair value of contingent purchase price consideration liability	41,648	712,065	(1,313,443)	(3,016)
Value of right to purchase shares			43,748	194,321
Cost of reset provision	0	0	658,719	0
Gain on deconsolidation of Shandong Media, net of cash			(334,589)	0
Impairment charge for Jinan Broadband equipment			840,000	0
Impairment charge for Sinotop equipment			0	32,681
Impairment charge to AdNet assets, net of cash			0	209,497
Gain on deconsolidation of AdNet			0	(470,041)
Loss on uncollectible shareholder loan and related party loan			473,698	0
Loss on uncollectible loan to Shanghai Tianduo			39,729	0
Other			7,996	0
Change in assets and liabilities,
Other current assets	0	(135,666)
Accounts receivable			(182,094)	(207,358)
Inventory	(26,751)	8,028	34,093	33,990
Licensed content	205,697	(637,989)	(797,987)	0
Prepaid expenses and other assets	37,678	129,068	(164,046)	628,805
Accounts payable	492,066	416,948	(29,787)	1,556,689
Accrued expenses and liabilities	(361,665)	208,857	693,360	41,206
Deferred revenue	61,949	50,555	317,414	212,220
Deferred license fee	18,905	96,592	462,966	76,670
Other current liabilities	153,297	16,670	26,550	(221,462)
Other			157,687	(7,203)
Net cash used in operating activities	(2,016,340)	(2,401,772)	(10,600,825)	(5,735,039)
Cash flows from investing activities:
Acquisition of property and equipment	(242,243)	(162,127)	(953,636)	(2,547,120)
Investments in intangibles	(20,437)	(103,550)	(272,643)	(442,702)
Leasehold improvements	0	(26,479)	(10,754)	0
Advances to Shandong Media shareholders			(32,771)	(219,755)
Repayments from Shandong Media shareholders			29,663	0
Investment in unconsolidated entity			0	(46,411)
Loan to Shanghai Tianduo			0	(38,677)
Net cash used in investing activities	(262,680)	(292,156)	(1,240,141)	(3,294,665)
Cash flows from financing activities
Proceeds from sale of equity securities			6,285,000	10,917,806
Proceeds from issuance of convertible note			3,000,000	0
Costs associated with August 2012 financing and share issuances			(118,906)	(822,167)
Costs associated with December 2012 financing and share issuances			(506,262)	0
Capital contribution from Jinan Parent			0	151,759
Net cash provided by financing activities	0	0	8,659,832	10,247,398
Effect of exchange rate changes on cash	788	35,856	42,603	(282,516)
Net decrease in cash and cash equivalents	(2,278,232)	(2,658,072)	(3,138,531)	935,178
Cash and cash equivalents at beginning of period	4,381,043	7,519,574	7,519,574	6,584,396
Less cash and cash equivalents of discontinued operations at beginning of period	1,103,152	1,086,627	1,086,627	1,553,901
Cash and cash equivalents of continuing operations at beginning of period	3,277,891	6,432,947	6,432,947	5,030,495
Cash and cash equivalents of continuing operations at end of period	1,439,269	3,712,143	4,381,043	7,519,574
Total cash and cash equivalents at end of period	2,102,811	4,861,502	1,103,152	1,086,627
Less cash and cash equivalents of discontinued operations at end of period	663,542	1,149,359	3,277,891	6,432,947
Supplemental Cash Flow Information:
Cash paid for taxes	0	325	0	0
Cash paid for interest	765	1,673	78,953	1,764
Value of shares and warrants issued in connection with August 2012 private financing			2,639,640	0
Value of shares and options issued for Sinotop contingent consideration earnout			1,308,391	0
Value of common stock issued from conversion of Preferred Series B shares	3,223,575	0	726,783	0
Value of warrants issued for licensed content			0	676,462
Software contributed in lieu of issued capital included in intangibles			398,183	0
Property and equipment included in accrued expenses			0	192,791
Intangible assets included in accounts payable			$ 0	$ 210,000